Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 748,839.5	$ 9,869.9	₨ 683,686.5	₨ 593,527.4
Less: Provision for credit losses	126,979.5	1,673.6	154,233.4	117,621.9
Net interest revenue, after provision for credit losses	621,860.0	8,196.3	529,453.1	475,905.5
Non-interest revenue	270,574.2	3,566.3	252,975.7	198,219.0
Non-interest expense	(373,272.0)	(4,920.0)	(342,602.3)	(308,280.5)
Income before income tax expense	519,162.2	6,842.6	439,826.5	365,844.0
Income tax expense	132,559.2	1,747.2	113,820.1	105,480.0
Segment assets:
Segment total assets	21,113,705.5		17,979,782.0	15,961,889.1	$ 278,287.9
Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	748,839.5	9,869.9	683,686.5	593,527.4
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	559,824.2		537,763.5	483,083.2
Less: Provision for credit losses	122,622.6		145,822.0	104,516.8
Net interest revenue, after provision for credit losses	437,201.6		391,941.5	378,566.4
Non-interest revenue	203,468.5		175,447.7	161,890.1
Non-interest expense	(345,321.5)		(306,461.1)	(278,605.8)
Income before income tax expense	295,348.6		260,928.1	261,850.7
Segment assets:
Segment total assets	11,384,802.9		9,356,987.2	8,353,762.3
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	418,823.0		361,343.5	356,017.3
Retail Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	141,001.2		176,420.0	127,065.9
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	184,355.0		134,567.3	103,723.3
Less: Provision for credit losses	4,356.9		8,411.4	13,105.1
Net interest revenue, after provision for credit losses	179,998.1		126,155.9	90,618.2
Non-interest revenue	55,813.2		72,420.1	36,059.1
Non-interest expense	(25,544.1)		(34,238.4)	(27,774.0)
Income before income tax expense	210,267.2		164,337.6	98,903.3
Segment assets:
Segment total assets	8,106,671.0		7,011,959.9	5,933,391.4
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	297,694.0		278,431.0	204,725.8
Wholesale Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	(113,339.0)		(143,863.7)	(101,002.5)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	4,660.3		11,355.7	6,720.9
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after provision for credit losses	4,660.3		11,355.7	6,720.9
Non-interest revenue	11,292.5		5,107.9	269.8
Non-interest expense	(2,406.4)		(1,902.8)	(1,900.7)
Income before income tax expense	13,546.4		14,560.8	5,090.0
Segment assets:
Segment total assets	1,622,231.6		1,610,834.9	1,674,735.4
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	32,322.5		43,912.0	32,784.3
Treasury Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ (27,662.2)		₨ (32,556.3)	₨ (26,063.4)